SCHEDULE OF OTHER PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Other Liabilities Disclosure [Abstract]
Advances from unrelated third-parties	[1]	$ 621,146	$ 395,359
Other taxes payable	[2]	4,133,972	4,216,786
Accrued professional fees		230,000	215,889
Amount due to employees	[3]	158,396	41,782
Others		80,711	126,528
Other Payables and Accrued Expenses		$ 5,224,225	$ 4,996,344

[1]	The advances from unrelated parties are non-interest bearing and due on demand.
[2]	The other taxes payable were the amounts due to the value added tax, business tax, city maintenance and construction tax, and individual income tax.
[3]	The amounts due to employees were pertaining to employees’ out-of-pocket expenses for travel and meal allowance, etc.